Business Combinations - Identifiable Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified		1 Months Ended				1 Months Ended
	Apr. 18, 2011 Henry's Holdings LLC [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member] Indefinite-lived trade names [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member] Indefinite-lived liquor licenses [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member] Finite-lived leasehold interests [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Indefinite-lived liquor licenses [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived leasehold interests [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets (indefinite-lived)		$ 182,937	$ 247			$ 1,070
Identifiable intangible assets				5,429			4,546	1,800
Total intangible assets	$ 188,613				$ 7,416